Consolidated Statements of Comprehensive Income (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement of Comprehensive Income [Abstract]
Unrealized gain (loss) on marketable securities, tax	$ 35	$ 33	$ 2
Unrealized gain (loss) on hedging transactions, tax	152	66	171
Change in foreign currency translation adjustment	$ (1,298)	$ 1,410	$ (1,039)